Document and Entity Information Document	3 Months Ended
Mar. 31, 2013
Entity Information [Line Items]
Entity Registrant Name	BROADVIEW NETWORKS HOLDINGS INC
Entity Central Index Key	0001104358
Entity Filer Category	Non-accelerated Filer
Document Type	S-1/A
Document Period End Date	Mar. 31, 2013
Amendment Flag	true
Amendment Description	Furnish 10-Q information and consolidate 10-Q and 10-K XBRL